SHARE CAPITAL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF TRANSACTIONS ON SHARE CAPITAL

	Number of Shares	Unit Price	Fair Value
Outstanding as of January 1, 2021	10,842,079		762,000
Shares issued for private placement (i)(ii)(iii)	3,581,880	0.10	358,188
Shares issued for debt settlement (iv)	2,306,120	0.10	230,612
Shares issued to Officers and Consultants as compensation (v)	3,050,000	0.10	305,000
Outstanding as of December 31, 2021	19,780,079		1,655,800

Outstanding as of March 31, 2022	19,780,079		1,655,800

(i)	On February 8, 2021, the Company completed a private placement with total proceeds of $20,000 and issued 200,000 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 36 months from the issuance date.

(ii)	On July 8, 2021, the Company completed a private placement with total proceeds of $100,000 and issued 1,000,000 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 36 months from the issuance date.

(iii)	On September 28, 2021, the Company completed a private placement for total proceeds of $238,188 and issued 2,381,880 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 24 months from the issuance date.

(iv)	During the year ended December 31, 2021, the Company settled accounts payable with key management personnel for an aggregate amount of $76,000 by issuing 760,000 common shares at a price of $0.10 per share. And the Company settled loan payable of $154,612 (CNY 1,000,000) by issuing 1,546,120 common shares at a price of $0.10 per share, which the loan was owed by Smarten.

(v)	During the year ended December 31, 2021, the Company issued 1,050,000 common shares to compensate certain directors, officers and consultants at a price of $0.10 per share. At the same time, the Company issued 2,000,000 common shares at a price of $0.10 to 2 key team members as a retainer bonus.

	Number of Shares	Unit Price	Fair Value
Outstanding as of January 1, 2020	5,762,079		254,000
Shares issued for private placement (i)	1,000,000	$0.10	100,000
Shares issued for debt settlement (ii)	2,280,000	$0.10	228,000
Shares issued to Officers and Consultants as compensation (iii)	1,800,000	$0.10	180,000
Outstanding as of December 31, 2020	10,842,079		$762,000
Shares issued for private placement (iv)(v)(vi)	3,581,880	$0.10	254,797
Shares issued for debt settlement (vii)	2,306,120	$0.10	230,612
Shares issued to Officers and Consultants as compensation (viii)	3,050,000	$0.10	305,000
Outstanding as of December 31, 2021	19,780,079		$1,552,409

(i)	On December 28, 2020, the Company completed a private placement for total proceeds of $100,000 and issued 1,000,000 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 36 months from the issuance date.

(ii)	On December 28, 2020, the Company settled accounts payable with key management personnel for an aggregate amount of $228,000 by issuing 2,280,000 common shares.

(iii)	On December 28, 2020, the Company issued 1,800,000 common shares to compensate certain independent consultants, directors and officers at a price of $0.10 per share.

(iv)	On February 8, 2021, the Company completed a private placement with total proceeds of $20,000 and issued 200,000 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 36 months from the issuance date.

(v)	On July 8, 2021, the Company completed a private placement with total proceeds of $100,000 and issued 1,000,000 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 36 months from the issuance date.

(vi)	On September 28, 2021, the Company completed a private placement for total proceeds of $238,188 and issued 2,381,880 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 24 months from the issuance date.

(vii)	During the year ended December 31, 2021, the Company settled accounts payable with key management personnel for an aggregate amount of $76,000 by issuing 760,000 common shares at a price of $0.10 per share. And the Company settled loan payable of $154,612 (CNY 1,000,000) by issuing 1,546,120 common shares at a price of $0.10 per share, which the loan was owed by SmartenCo.

(viii)	During the year ended December 31, 2021, the Company issued 1,050,000 common shares to compensate certain directors, officers and consultants at a price of $0.10 per share. At the same time, the Company issued 2,000,000 common shares at a price of $0.10 to 2 key team members as a retainer bonus.

SCHEDULE OF CHANGE IN WARRANTS AND OUTSTANDING WARRANTS

The following table shows the change in warrants and outstanding warrants.

	Number of Warrants	Exercise Price	Fair Value	Weighted Average Remaining Life (Years)	Expiry Date
Outstanding as of December 31, 2019	100,000	1.00	35,457	-	January 13, 2022

Issued for private placement	1,000,000	0.25	29,415	1.75	December 28, 2023
Outstanding as of December 31, 2020	1,100,000		64,872

Issued for private placement	200,000	0.25	6,052	1.85	February 5, 2024
Issued for private placement	1,000,000	0.25	30,810	2.27	July 7, 2024
Issued for private placement	2,381,880	0.25	66,529	1.49	September 26, 2023
Outstanding as of December 31, 2021	4,681,880		168,263

Warrants expired	(100,000)	1.00	(35,457)	-
Outstanding as of March 31, 2022	4,581,880		132,806	1.73

The following table shows the change in warrants and outstanding warrants.

	Number of Warrants	Exercise Price	Fair Value	Weighted Average Remaining Life (Years)	Expiry Date
Outstanding as of December 31, 2019	100,000	1.00	35,457	0.04	January 13, 2022
Issued for private placement	1,000,000	0.25	29,415	1.99	December 28, 2023
Outstanding as of December 31, 2020	1,100,000		64,872	1.81

Issued for private placement	200,000	0.25	6,052	2.10	February 5, 2024
Issued for private placement	1,000,000	0.25	30,810	2.52	July 7, 2024
Issued for private placement	2,381,880	0.25	66,529	1.74	September 26, 2023
Outstanding as of December 31, 2021	4,681,880		168,263	1.94